RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 9 – RELATED PARTY TRANSACTIONS AND BALANCES

Employment Agreement

On July 10, 2020, pursuant to the PCTI transaction, the Company assumed an employment contract entered into on February 28, 2020, between the Company and Mr. Conway (the “Employment Agreement”). Mr. Conway’s compensation as adjusted was $20,000 per month. Effective January 1, 2022, the Company entered into a new employment agreement with Mr. Conway. Pursuant to the agreement, Mr. Conway will receive annual compensation of $240,000 from the Company and will also be eligible to receive bonuses and equity grants at the discretion of the BOD. The Company also agreed to compensate Mr. Conway for services provided directly to any of the Company’s subsidiaries. Currently, the subsidiaries of Ozop Capital, OES and OED, each compensates Mr. Conway $20,000 per month.

Management Fees and Related Party Payables

For the years ended December 31, 2024, and 2023, the Company recorded expenses to Mr. Conway of $960,000, respectively. As of December 31, 2024, the Company owes Mr. Conway $60,000 for unpaid management fees, which is included in related party liabilities on the consolidated balance sheets presented herein.